General and Administrative Costs - Summary of General and Administrative Costs (Details) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General And Administrative Expense [abstract]
Depreciation, amortization and impairments		€ 128,954	€ 108,252	€ 89,835
Share-based payments		12,704	9,929	7,890
M&A transaction costs	[1]	3,235	4,604	2,429
Employee benefit expenses (excluding share-based payments)		18,407	16,918	16,279
Other general and administrative costs		31,346	27,487	22,124
Total		€ 194,646	€ 167,190	€ 138,557

[1]	"M&A transaction costs" are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in "General and administrative costs"